Cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Bank deposits	$ 182,500	$ 0
Cash at bank and in hand	246,870	179,929
Total	$ 429,370	$ 179,929